Acquisition (Tables)	6 Months Ended
Jun. 30, 2025
Acquisition [Line Items]
Schedule of preliminary allocation of the consideration for the net assets
The preliminary allocation of the consideration for the net assets acquired for the acquisition of Kineta were as follows.

June 30, 2025
Purchase Consideration
Exclusivity cash deposit	$5,994,502
Equity issued to Kineta shareholders	6,396,017
Holdback liability to be issued in equity	2,519,644
Cash previously advanced for clinical trial funding and working capital	1,650,000

Fair value of consideration	$16,560,163

Assets Acquired:
Cash	$390,721
Acquired in-process research and development	8,261,000

Total assets acquired	8,651,721

Liabilities Assumed:
Accrued expenses, assumed debt, and severance liabilities	$(5,645,721)

Total liabilities assumed	(5,645,721)

Net assets acquired	3,006,000

Goodwill	$13,554,163

Schedule of pro forma financial information	The pro forma financial information is not necessarily indicative of the results of operations as they would have been had the transaction been effected on the assumed date.

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Operating expenses:
Research and development expenses	5,931,446	3,824,064	11,129,676	10,139,077
General and administration expenses	7,631,537	2,382,660	11,469,435	7,079,401

Operating Loss	(13,562,983)	(6,206,724)	(22,599,111)	(17,218,478)
Other (Expense) Income:
Gain on sale of assets	511,799	—	1,011,799	—
Grant income	322,655	—	575,209	—
Gain on accounts payable settlement	296,091	—	296,091	—
Changes in fair value measurements	—	(347,093)	—	(4,176,001)
Interest income (expense), net	65,062	(1,315,418)	109,819	(1,557,898)

Total Other (Expense) Income	1,195,607	(1,662,511)	1,992,918	(5,733,899)

Net Loss	$(12,367,376)	$(7,869,235)	$(20,606,193)	$(22,952,377)